Distribution Date:	07/15/22	WFRBS Commercial Mortgage Trust 2013-C14
Determination Date:	07/11/22
Next Distribution Date:	08/17/22
Record Date:	06/30/22	Commercial Mortgage Pass-Through Certificates
Series 2013-C14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Bank, National Association
Certificate Factor Detail	4		Investor Relations	REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	5		Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15-17	Trust Administrator	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	18-20		Don Simon	(203) 660-6100
Principal Prepayment Detail	21		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	23		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	24			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25
		Trustee	U.S. Bank National Association
Specially Serviced Loan Detail - Part 2	26		General Contact	(312) 332-7457
Modified Loan Detail	27		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92890PAA2	0.836000%	61,588,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92890PAB0	2.133000%	48,158,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92890PAC8	2.939000%	55,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	92890PBS2	2.243430%	55,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	92890PBU7	3.099000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92890PAD6	3.073000%	160,000,000.00	131,189,825.06	0.00	335,955.28	0.00	0.00	335,955.28	131,189,825.06	39.70%	30.00%
A-4FL	92890PBC7	2.173430%	95,000,000.00	77,893,958.63	0.00	131,675.50	0.00	0.00	131,675.50	77,893,958.63	39.70%	30.00%
A-4FX	92890PBE3	3.337000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92890PAE4	3.337000%	437,741,000.00	437,741,000.00	0.00	1,217,284.76	0.00	0.00	1,217,284.76	437,741,000.00	39.70%	30.00%
A-SB	92890PAF1	2.977000%	116,194,000.00	19,737,710.88	1,574,937.64	48,965.97	0.00	0.00	1,623,903.61	18,162,773.24	39.70%	30.00%
A-S	92890PAG9	3.488000%	108,379,000.00	108,379,000.00	0.00	315,021.63	0.00	0.00	315,021.63	108,379,000.00	29.87%	22.62%
B	92890PAH7	3.841000%	102,868,000.00	102,868,000.00	0.00	329,263.32	0.00	0.00	329,263.32	102,868,000.00	20.54%	15.62%
C	92890PAJ3	3.958073%	53,271,000.00	53,271,000.00	0.00	175,708.77	0.00	0.00	175,708.77	53,271,000.00	15.71%	12.00%
D	92890PBG8	3.958073%	77,151,000.00	77,151,000.00	0.00	254,474.43	0.00	0.00	254,474.43	77,151,000.00	8.71%	6.75%
E	92890PBJ2	3.250000%	25,717,000.00	25,717,000.00	0.00	69,650.21	0.00	0.00	69,650.21	25,717,000.00	6.38%	5.00%
F	92890PBL7	3.250000%	16,532,000.00	16,532,000.00	0.00	25,570.79	0.00	0.00	25,570.79	16,532,000.00	4.88%	3.88%
G	92890PBN3	3.250000%	56,945,239.00	53,811,080.20	0.00	0.00	0.00	0.00	0.00	53,811,080.20	0.00%	0.00%
R	92890PBQ6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92890PBX1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,469,544,241.02	1,104,291,574.77	1,574,937.64	2,903,570.66	0.00	0.00	4,478,508.30	1,102,716,637.13

X-A	92890PAL8	0.653817%	1,137,060,000.00	774,941,494.57	0.00	422,224.99	0.00	0.00	422,224.99	773,366,556.93
X-B	92890PAM6	0.117073%	102,868,000.00	102,868,000.00	0.00	10,035.92	0.00	0.00	10,035.92	102,868,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-C	92890PBA1	0.708073%	99,194,239.00	96,060,080.20	0.00	56,681.32	0.00	0.00	56,681.32	96,060,080.20
Notional SubTotal			1,339,122,239.00	973,869,574.77	0.00	488,942.23	0.00	0.00	488,942.23	972,294,637.13

Deal Distribution Total					1,574,937.64	3,392,512.89	0.00	0.00	4,967,450.53

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92890PAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92890PAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92890PAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	92890PBS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	92890PBU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92890PAD6	819.93640663	0.00000000	2.09972050	0.00000000	0.00000000	0.00000000	0.00000000	2.09972050	819.93640663
A-4FL	92890PBC7	819.93640663	0.00000000	1.38605789	0.00000000	0.00000000	0.00000000	0.00000000	1.38605789	819.93640663
A-4FX	92890PBE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92890PAE4	1,000.00000000	0.00000000	2.78083332	0.00000000	0.00000000	0.00000000	0.00000000	2.78083332	1,000.00000000
A-SB	92890PAF1	169.86858943	13.55438009	0.42141565	0.00000000	0.00000000	0.00000000	0.00000000	13.97579574	156.31420934
A-S	92890PAG9	1,000.00000000	0.00000000	2.90666670	0.00000000	0.00000000	0.00000000	0.00000000	2.90666670	1,000.00000000
B	92890PAH7	1,000.00000000	0.00000000	3.20083330	0.00000000	0.00000000	0.00000000	0.00000000	3.20083330	1,000.00000000
C	92890PAJ3	1,000.00000000	0.00000000	3.29839444	0.00000000	0.00000000	0.00000000	0.00000000	3.29839444	1,000.00000000
D	92890PBG8	1,000.00000000	0.00000000	3.29839445	0.00000000	0.00000000	0.00000000	0.00000000	3.29839445	1,000.00000000
E	92890PBJ2	1,000.00000000	0.00000000	2.70833340	0.00000000	0.00000000	0.00000000	0.00000000	2.70833340	1,000.00000000
F	92890PBL7	1,000.00000000	0.00000000	1.54674510	1.16158843	6.37217699	0.00000000	0.00000000	1.54674510	1,000.00000000
G	92890PBN3	944.96188171	0.00000000	0.00000000	2.55927172	45.20771772	0.00000000	0.00000000	0.00000000	944.96188171
R	92890PBQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92890PBX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92890PAL8	681.53087310	0.00000000	0.37133044	0.00000000	0.00000000	0.00000000	0.00000000	0.37133044	680.14577677
X-B	92890PAM6	1,000.00000000	0.00000000	0.09756115	0.00000000	0.00000000	0.00000000	0.00000000	0.09756115	1,000.00000000
X-C	92890PBA1	968.40382232	0.00000000	0.57141746	0.00000000	0.00000000	0.00000000	0.00000000	0.57141746	968.40382232

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	06/01/22 - 06/30/22	30	0.00	335,955.28	0.00	335,955.28	0.00	0.00	0.00	335,955.28	0.00
A-4FL	06/17/22 - 07/14/22	28	0.00	131,675.50	0.00	131,675.50	0.00	0.00	0.00	131,675.50	0.00
A-4FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	06/01/22 - 06/30/22	30	0.00	1,217,284.76	0.00	1,217,284.76	0.00	0.00	0.00	1,217,284.76	0.00
A-SB	06/01/22 - 06/30/22	30	0.00	48,965.97	0.00	48,965.97	0.00	0.00	0.00	48,965.97	0.00
X-A	06/01/22 - 06/30/22	30	0.00	422,224.99	0.00	422,224.99	0.00	0.00	0.00	422,224.99	0.00
X-B	06/01/22 - 06/30/22	30	0.00	10,035.92	0.00	10,035.92	0.00	0.00	0.00	10,035.92	0.00
X-C	06/01/22 - 06/30/22	30	0.00	56,681.32	0.00	56,681.32	0.00	0.00	0.00	56,681.32	0.00
A-S	06/01/22 - 06/30/22	30	0.00	315,021.63	0.00	315,021.63	0.00	0.00	0.00	315,021.63	0.00
B	06/01/22 - 06/30/22	30	0.00	329,263.32	0.00	329,263.32	0.00	0.00	0.00	329,263.32	0.00
C	06/01/22 - 06/30/22	30	0.00	175,708.77	0.00	175,708.77	0.00	0.00	0.00	175,708.77	0.00
D	06/01/22 - 06/30/22	30	0.00	254,474.43	0.00	254,474.43	0.00	0.00	0.00	254,474.43	0.00
E	06/01/22 - 06/30/22	30	0.00	69,650.21	0.00	69,650.21	0.00	0.00	0.00	69,650.21	0.00
F	06/01/22 - 06/30/22	30	86,141.45	44,774.17	0.00	44,774.17	19,203.38	0.00	0.00	25,570.79	105,344.83
G	06/01/22 - 06/30/22	30	2,428,625.95	145,738.34	0.00	145,738.34	145,738.34	0.00	0.00	0.00	2,574,364.29
Totals			2,514,767.40	3,557,454.61	0.00	3,557,454.61	164,941.72	0.00	0.00	3,392,512.89	2,679,709.12

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92890PAG9	3.488000%	108,379,000.00	108,379,000.00	0.00	315,021.63	0.00	0.00	315,021.63	108,379,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92890PAH7	3.841000%	102,868,000.00	102,868,000.00	0.00	329,263.32	0.00	0.00	329,263.32	102,868,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92890PAJ3	3.958073%	53,271,000.00	53,271,000.00	0.00	175,708.77	0.00	0.00	175,708.77	53,271,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			264,518,000.03	264,518,000.00	0.00	819,993.72	0.00	0.00	819,993.72	264,518,000.00

Exchangeable Certificate Details
PEX	92890PAK0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information

Total Available Distribution Amount (1)	4,967,450.53
Benchmark: LIBOR 1-Month
Current Period %	1.523430
Next Period %	1.999140
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,673,996.26	Master Servicing Fee	27,500.80
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,539.87
Interest Adjustments	0.00	Trustee Fee	312.88
Deferred Interest	0.00	Trust Advisor Fee	1,253.47
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,673,996.26	Total Fees	31,607.02

Principal		Expenses/Reimbursements
Scheduled Principal	1,574,937.64	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	135,720.39
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	29,221.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,574,937.64	Total Expenses/Reimbursements	164,941.72

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,392,512.89
Excess Liquidation Proceeds	0.00	Principal Distribution	1,574,937.64
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net SWAP Counterparty Payments Paid	84,934.62
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,052,385.15
Total Funds Collected	5,248,933.90	Total Funds Distributed	5,248,933.89

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,104,291,574.77	1,104,291,574.77	Beginning Certificate Balance	1,104,291,574.77
(-) Scheduled Principal Collections	1,574,937.64	1,574,937.64	(-) Principal Distributions	1,574,937.64
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,102,716,637.13	1,102,716,637.13	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,104,656,910.62	1,104,656,910.62	Ending Certificate Balance	1,102,716,637.13
Ending Actual Collateral Balance	1,103,124,062.44	1,103,124,062.44

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.96%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	21	122,086,249.46	11.07%	9	4.1731	NAP	Defeased	21	122,086,249.46	11.07%	9	4.1731	NAP
2,000,000 or less	2	2,979,551.44	0.27%	8	4.2674	1.069793	1.40 or less	10	284,449,008.39	25.80%	0	3.9621	0.944682
2,000,001 to 3,000,000	5	12,030,828.92	1.09%	9	4.4138	2.481195	1.41 to 1.50	1	1,178,000.36	0.11%	8	4.4470	1.503500
3,000,001 to 4,000,000	4	14,600,803.30	1.32%	9	4.3231	2.046687	1.51 to 1.60	2	9,721,048.42	0.88%	9	4.2488	1.536838
4,000,001 to 5,000,000	2	8,745,235.58	0.79%	8	4.4402	2.389015	1.61 to 1.70	2	56,891,680.93	5.16%	10	4.0824	1.682339
5,000,001 to 6,000,000	1	5,207,177.98	0.47%	10	4.9000	1.619200	1.71 to 1.80	1	12,871,240.77	1.17%	9	4.3500	1.764500
6,000,001 to 7,000,000	5	33,052,953.61	3.00%	9	4.1446	2.338517	1.81 to 1.90	2	9,597,521.65	0.87%	9	4.5240	1.869269
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	4	37,008,767.70	3.36%	10	4.0837	1.932143
8,000,001 to 9,000,000	2	17,341,237.91	1.57%	9	4.1400	2.644092	2.01 to 2.25	6	234,151,279.10	21.23%	10	3.9009	2.112968
9,000,001 to 10,000,000	3	29,056,355.47	2.63%	10	4.4185	1.310811	2.26 to 2.50	6	39,000,125.68	3.54%	9	4.3392	2.412201
10,000,001 to 15,000,000	6	74,080,183.58	6.72%	10	4.1644	1.458808	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	3	53,656,693.03	4.87%	10	4.3859	0.847567	2.76 or greater	8	295,761,714.67	26.82%	9	3.9010	3.290823
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	63	1,102,716,637.13	100.00%	7	3.9922	2.049983
30,000,001 to 50,000,000	1	30,542,186.94	2.77%	9	3.9700	2.243000
50,000,001 to 70,000,000	3	185,429,858.54	16.82%	9	3.8625	2.504282
70,000,001 to 90,000,000	2	156,607,321.37	14.20%	9	4.0359	1.899000
90,000,001 or greater	3	357,300,000.00	32.40%	3	3.7754	2.289743
Totals	63	1,102,716,637.13	100.00%	7	3.9922	2.049983
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	22	122,086,249.46	11.07%	9	4.1731	NAP
							Defeased	22	122,086,249.46	11.07%	9	4.1731	NAP
Alabama	1	17,720,264.43	1.61%	9	4.4500	0.599300
							Lodging	6	117,537,157.18	10.66%	9	4.2661	2.660953
Arizona	6	16,156,003.99	1.47%	9	4.1568	2.124656
							Mixed Use	3	23,317,486.44	2.11%	10	4.1405	1.131074
California	4	140,838,515.11	12.77%	10	3.8529	2.109530
							Mobile Home Park	9	43,388,015.50	3.93%	9	4.0891	2.181450
Delaware	1	30,542,186.94	2.77%	9	3.9700	2.243000
							Multi-Family	1	6,313,359.17	0.57%	9	3.9900	2.810400
Florida	4	83,109,485.94	7.54%	8	4.1628	3.103732
							Office	7	312,009,710.94	28.29%	9	3.9260	2.182833
Georgia	2	194,300,000.00	17.62%	10	3.7788	3.339316
							Retail	18	464,405,413.44	42.11%	4	3.8948	1.894586
Illinois	1	63,745,355.59	5.78%	9	3.9625	2.227300
							Self Storage	6	13,659,245.01	1.24%	9	4.2794	3.146267
Iowa	1	5,207,177.98	0.47%	10	4.9000	1.619200
							Totals	72	1,102,716,637.13	100.00%	7	3.9922	2.049983
Kentucky	1	3,939,943.05	0.36%	9	4.3000	1.911400

Louisiana	1	8,541,052.56	0.77%	9	4.1400	1.979000

Maryland	2	119,652,915.39	10.85%	(12)	3.7058	1.313269

Michigan	3	9,200,506.25	0.83%	9	4.5153	2.002578

New Hampshire	1	12,664,752.12	1.15%	10	4.0100	1.920900

New York	2	14,301,551.08	1.30%	11	4.0888	(1.002679)

North Carolina	3	99,667,544.21	9.04%	9	4.0171	0.855538

Ohio	1	18,061,970.21	1.64%	10	4.2300	0.624400

Pennsylvania	1	11,863,019.97	1.08%	11	4.0500	1.917300

Tennessee	1	2,172,097.76	0.20%	9	4.7200	4.160300

Texas	4	19,341,227.45	1.75%	9	4.4309	2.132840

Virginia	8	85,417,000.09	7.75%	10	4.1212	1.952679

Wisconsin	2	24,187,817.56	2.19%	10	4.3521	1.708424

Totals	72	1,102,716,637.13	100.00%	7	3.9922	2.049983

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	122,086,249.46	11.07%	9	4.1731	NAP	Defeased	21	122,086,249.46	11.07%	9	4.1731	NAP
	3.750% or less	2	180,000,000.00	16.32%	(5)	3.6627	2.166850	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	9	495,966,462.34	44.98%	10	3.8954	2.171448	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	13	182,341,988.21	16.54%	9	4.1402	2.084677	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	12	89,736,795.30	8.14%	9	4.4086	1.650115	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	5	27,377,963.84	2.48%	10	4.5820	1.891779	49 months or greater	42	980,630,387.67	88.93%	7	3.9696	2.096022
	4.751% to 5.000%	1	5,207,177.98	0.47%	10	4.9000	1.619200	Totals	63	1,102,716,637.13	100.00%	7	3.9922	2.049983
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	1,102,716,637.13	100.00%	7	3.9922	2.049983
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	122,086,249.46	11.07%	9	4.1731	NAP	Defeased	21	122,086,249.46	11.07%	9	4.1731	NAP
	60 months or less	42	980,630,387.67	88.93%	7	3.9696	2.096022	Interest Only	5	439,800,000.00	39.88%	4	3.7673	2.358976
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	76,921,526.20	6.98%	9	4.3906	1.637190
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	28	463,908,861.47	42.07%	9	4.0917	1.922814
	Totals	63	1,102,716,637.13	100.00%	7	3.9922	2.049983	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	63	1,102,716,637.13	100.00%	7	3.9922	2.049983
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	21	122,086,249.46	11.07%	9	4.1731	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	42	980,630,387.67	88.93%	7	3.9696	2.096022
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	1,102,716,637.13	100.00%	7	3.9922	2.049983
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	440000225	OF	Atlanta	GA	Actual/360	3.840%	397,760.00	0.00	0.00	05/01/23	05/01/43	--	124,300,000.00	124,300,000.00	07/01/22
3	310918346	RT	San Jose	CA	Actual/360	3.815%	391,037.50	0.00	0.00	05/01/23	05/01/33	--	123,000,000.00	123,000,000.00	07/01/22
4	310919320	RT	Baltimore	MD	Actual/360	3.658%	335,316.67	0.00	0.00	N/A	05/01/21	--	110,000,000.00	110,000,000.00	04/01/21
5	790913887	OF	Charlotte	NC	Actual/360	3.935%	273,046.21	153,261.81	0.00	04/01/23	05/01/23	--	83,266,949.76	83,113,687.95	07/01/22
6	780918841	LO	Islamorada	FL	Actual/360	4.150%	254,713.54	158,474.28	0.00	03/01/23	05/01/23	--	73,652,107.70	73,493,633.42	07/01/22
7	440000226	RT	Atlanta	GA	Actual/360	3.670%	214,083.33	0.00	0.00	04/01/23	05/01/23	--	70,000,000.00	70,000,000.00	07/01/22
8	310918201	OF	Chicago	IL	Actual/360	3.962%	210,878.98	117,047.59	0.00	04/01/23	05/01/23	--	63,862,403.18	63,745,355.59	07/01/22
9	310919140	RT	Ashburn	VA	Actual/360	4.000%	172,660.97	113,788.21	0.00	N/A	05/01/23	--	51,798,291.16	51,684,502.95	07/01/22
10	440000230	MH	Rehoboth Beach	DE	Actual/360	3.970%	101,228.17	55,748.66	0.00	04/01/23	06/01/23	--	30,597,935.60	30,542,186.94	07/01/22
12	300470012	Various Coral Springs		FL	Actual/360	4.170%	65,653.11	46,418.48	0.00	N/A	05/01/23	--	18,892,981.99	18,846,563.51	07/01/22
13	440000231	OF	Los Angeles	CA	Actual/360	4.155%	64,110.47	45,328.25	0.00	N/A	03/01/23	--	18,515,660.00	18,470,331.75	07/01/22
14	440000219	OF	Columbus	OH	Actual/360	4.230%	63,824.06	44,145.28	0.00	N/A	05/01/23	--	18,106,115.49	18,061,970.21	07/01/22
15	300470015	RT	Fitchburg	WI	Actual/360	4.480%	66,889.22	42,298.27	0.00	N/A	05/01/23	--	17,916,756.66	17,874,458.39	07/01/22
16	416000095	RT	Mobile	AL	Actual/360	4.450%	65,868.73	42,089.46	0.00	04/01/23	06/01/23	--	17,762,353.89	17,720,264.43	09/01/21
19	416000088	LO	Norfolk	VA	Actual/360	4.350%	46,825.81	46,224.17	0.00	04/01/23	05/01/23	--	12,917,464.94	12,871,240.77	07/01/22
20	300470020	MF	Canton	OH	Actual/360	4.330%	45,208.46	44,919.06	0.00	04/01/23	05/01/23	--	12,528,903.41	12,483,984.35	07/01/22
21	310918100	OF	Portsmouth	NH	Actual/360	4.010%	42,427.18	31,661.58	0.00	05/01/23	06/01/23	--	12,696,413.70	12,664,752.12	07/01/22
23	310918253	MU	New Hope	PA	Actual/360	4.050%	40,137.28	29,506.56	0.00	N/A	06/01/23	--	11,892,526.53	11,863,019.97	07/01/22
24	300470024	OF	South Jordan	UT	Actual/360	3.750%	33,710.20	40,838.82	0.00	N/A	05/01/23	--	10,787,264.37	10,746,425.55	07/01/22
25	416000093	RT	Humble	TX	Actual/360	4.390%	44,721.51	25,302.34	0.00	04/05/23	06/01/23	--	12,224,559.28	12,199,256.94	07/01/22
26	440000227	RT	Green Valley	AZ	Actual/360	4.100%	41,027.10	26,016.67	0.00	04/05/23	05/01/23	--	12,007,930.45	11,981,913.78	07/01/22
27	440000229	LO	Concord	NC	Actual/360	4.580%	38,269.91	34,860.08	0.00	N/A	06/01/23	--	10,027,051.41	9,992,191.33	07/01/22
28	440000232	RT	New York	NY	Actual/360	4.080%	42,500.00	0.00	0.00	06/01/23	06/01/43	--	12,500,000.00	12,500,000.00	12/01/20
29	310916777	LO	Harrisonburg	VA	Actual/360	4.420%	34,788.43	33,572.95	0.00	04/01/23	05/01/23	--	9,444,821.70	9,411,248.75	07/01/22
31	310919009	MU	Bethesda	MD	Actual/360	4.250%	34,270.75	23,532.19	0.00	04/01/23	05/01/23	--	9,676,447.58	9,652,915.39	07/01/22
32	310918787	RT	Baton Rouge	LA	Actual/360	4.140%	29,566.04	28,814.10	0.00	04/01/23	05/01/23	--	8,569,866.66	8,541,052.56	07/01/22
33	300470033	SS	Various	VA	Actual/360	4.140%	30,435.70	21,757.87	0.00	04/01/23	05/01/23	--	8,821,943.22	8,800,185.35	07/01/22
35	410918813	RT	Torrance	CA	Actual/360	3.940%	22,755.02	17,531.81	0.00	04/01/23	05/01/23	--	6,930,463.63	6,912,931.82	07/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	310918868	OF	Corte Madera	CA	Actual/360	3.990%	21,207.02	23,612.19	0.00	04/01/23	05/01/23	--	6,378,050.11	6,354,437.92	07/01/22
37	310919159	MH	Carson City	NV	Actual/360	3.940%	22,380.23	17,243.05	0.00	04/01/23	05/01/23	--	6,816,315.06	6,799,072.01	07/01/22
38	416000091	RT	Various	MI	Actual/360	4.580%	26,436.91	16,141.29	0.00	04/01/23	05/01/23	--	6,926,701.06	6,910,559.77	07/01/22
39	790918648	LO	Mooresville	NC	Actual/360	4.200%	23,022.17	16,099.20	0.00	04/01/23	05/01/23	--	6,577,764.13	6,561,664.93	07/01/22
40	300470040	MF	Milwaukee	WI	Actual/360	3.990%	21,044.82	15,910.20	0.00	04/01/23	05/05/23	--	6,329,269.37	6,313,359.17	07/05/22
41	300470041	MF	Virginia Beach	VA	Actual/360	4.060%	21,393.46	15,754.58	0.00	N/A	05/01/23	--	6,323,190.44	6,307,435.86	07/01/22
43	416000081	RT	Rio Rancho	NM	Actual/360	4.120%	20,214.96	12,721.47	0.00	N/A	05/01/23	02/01/23	5,887,851.73	5,875,130.26	07/01/22
44	440000228	LO	Coralville	IA	Actual/360	4.900%	21,335.05	17,732.51	0.00	N/A	05/01/23	--	5,224,910.49	5,207,177.98	07/01/22
45	300470045	RT	Stockbridge	GA	Actual/360	4.060%	18,000.97	13,256.28	0.00	04/01/23	05/01/23	--	5,320,483.91	5,307,227.63	07/01/22
46	870917283	OF	Dallas	TX	Actual/360	4.350%	17,628.54	17,402.04	0.00	N/A	05/01/23	--	4,863,045.66	4,845,643.62	07/01/22
47	300470047	MH	Wickenburg	AZ	Actual/360	4.130%	12,070.39	8,660.81	0.00	N/A	12/05/22	--	3,507,135.67	3,498,474.86	07/05/22
48	300470048	MH	Oroville	CA	Actual/360	4.250%	5,818.74	3,995.46	0.00	N/A	12/05/22	--	1,642,937.42	1,638,941.96	07/05/22
49	300470049	MH	Hamlin	NY	Actual/360	4.480%	17,999.99	11,318.87	0.00	04/01/23	06/05/23	--	4,821,426.39	4,810,107.52	07/05/22
51	416000092	MH	Tuscon	AZ	Actual/360	4.320%	15,080.48	14,931.10	0.00	04/01/23	06/01/23	--	4,189,021.31	4,174,090.21	07/01/22
52	300470052	RT	Corona	CA	Actual/360	4.550%	17,372.67	10,658.66	0.00	03/01/23	06/05/23	--	4,581,804.03	4,571,145.37	07/05/22
53	300470053	MH	Irving	TX	Actual/360	4.230%	14,505.47	10,033.02	0.00	03/01/23	05/05/23	--	4,115,025.73	4,104,992.71	07/05/22
54	440000222	RT	Benson	NC	Actual/360	4.150%	13,048.22	13,759.49	0.00	04/01/23	05/01/23	--	3,772,979.68	3,759,220.19	07/01/22
55	416000089	RT	Harlan	KY	Actual/360	4.300%	14,152.14	9,490.34	0.00	04/01/23	06/01/23	--	3,949,433.39	3,939,943.05	07/01/22
56	300470056	OF	Wellington	FL	Actual/360	4.100%	12,910.98	9,316.15	0.00	04/01/23	06/05/23	--	3,778,823.30	3,769,507.15	07/05/22
57	310918879	SS	Yorktown	VA	Actual/360	3.950%	12,842.77	8,630.04	0.00	04/01/23	05/01/23	--	3,901,601.11	3,892,971.07	07/01/22
58	300470058	MH	Donna	TX	Actual/360	4.550%	14,183.57	8,751.15	0.00	04/01/23	05/05/23	--	3,740,720.76	3,731,969.61	07/05/22
60	440000223	RT	Grand Prairie	TX	Actual/360	4.447%	8,291.08	5,304.53	0.00	04/01/23	05/01/23	--	2,237,305.07	2,232,000.54	07/01/22
61	440000224	RT	Fort Worth	TX	Actual/360	4.447%	4,375.85	2,799.61	0.00	03/01/23	05/01/23	--	1,180,799.97	1,178,000.36	07/01/22
62	300470062	SS	Norco	CA	Actual/360	4.110%	11,232.03	8,119.12	0.00	04/05/23	05/01/23	--	3,279,423.47	3,271,304.35	07/01/22
63	416000090	RT	Orlando	FL	Actual/360	4.350%	11,480.17	7,561.13	0.00	04/01/23	06/01/23	--	3,166,944.62	3,159,383.49	07/01/22
64	300470064	MH	Salem	VA	Actual/360	4.250%	9,418.58	9,542.25	0.00	05/01/23	06/01/23	--	2,659,364.50	2,649,822.25	07/01/22
65	300470065	SS	West Palm Beach	FL	Actual/360	4.380%	9,830.79	6,405.57	0.00	03/01/23	06/01/23	--	2,693,367.45	2,686,961.88	07/01/22
66	410918957	MH	Freeland	MI	Actual/360	4.320%	8,263.61	5,501.68	0.00	04/01/23	06/01/23	--	2,295,448.17	2,289,946.49	07/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
67	300470067	SS	Nashville	TN	Actual/360	4.720%	8,563.07	4,952.79	0.00	04/01/23	06/01/23	--	2,177,050.55	2,172,097.76	07/01/22
68	410919098	MU	New York	NY	Actual/360	4.150%	6,245.75	4,448.52	0.00	03/01/23	05/01/23	--	1,805,999.60	1,801,551.08	07/01/22
69	300470069	MH	Sahuarita	AZ	Actual/360	5.110%	6,658.30	5,162.04	0.00	04/01/23	06/01/23	--	1,563,592.15	1,558,430.11	07/01/22
70	300470070	MH	Davenport	FL	Actual/360	4.380%	6,036.40	3,955.20	0.00	03/01/23	05/05/23	--	1,653,808.23	1,649,853.03	07/05/22
71	300470071	MH	Austin	TX	Actual/360	5.120%	6,764.13	3,439.23	0.00	04/05/23	05/05/23	--	1,585,342.88	1,581,903.65	07/05/22
72	300470072	MH	Bradenton	FL	Actual/360	4.530%	5,176.50	4,859.16	0.00	03/01/23	04/01/23	--	1,371,257.35	1,366,398.19	07/01/22
73	300470073	MH	Central Square	NY	Actual/360	4.980%	5,296.10	4,330.42	0.00	N/A	04/01/23	--	1,276,167.70	1,271,837.28	07/01/22
Totals							3,673,996.26	1,574,937.64	0.00				1,104,291,574.77	1,102,716,637.13
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	16,607,866.88	4,179,312.77	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,712,551.90	2,509,404.51	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	10,704,505.00	0.00	--	--	04/11/22	42,279,413.73	1,495,654.10	205,022.08	3,573,292.65	0.00	0.00
5	9,360,368.72	2,033,097.17	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	14,891,462.40	17,602,302.40	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	21,017,274.66	5,092,520.88	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	19,055,319.25	5,087,541.37	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,289,399.00	1,544,683.75	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,577,174.29	1,064,542.31	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,838,914.71	372,163.42	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,826,125.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,093,974.88	0.00	--	--	03/11/22	0.00	0.00	107,616.26	1,076,560.96	0.00	0.00
19	2,131,837.37	2,309,122.12	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,914,229.88	459,393.76	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	1,206.28	0.00
23	1,678,293.20	441,654.20	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	2,131,622.84	543,249.74	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,358,903.71	445,500.54	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,357,348.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	(619,982.00)	0.00	--	--	07/11/22	2,251,730.74	36,428.41	34,299.41	774,476.54	219,482.68	0.00
29	2,023,299.44	2,105,635.44	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	357,859.90	60,082.98	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,407,677.90	366,356.97	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	2,096,154.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,824,481.24	387,490.07	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	1,461,239.32	354,539.99	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,066,737.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	548,609.78	796,974.98	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,212,279.93	318,588.48	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	749,662.86	864,157.58	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	845,599.20	218,146.81	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	959,707.00	215,576.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	524,831.36	151,827.60	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	898,462.00	229,728.75	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	401,291.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	349,951.08	92,474.52	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	135,686.85	37,586.65	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	333,702.00	101,801.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	454,510.00	122,527.75	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
65	334,411.00	91,567.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	100,834.93	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
67	531,072.84	170,902.17	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	27,624.22	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	144,444,417.14	50,498,913.33				44,531,144.47	1,532,082.51	346,937.75	5,424,330.15	220,688.96	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/15/22	0	0.00	0	0.00	2	30,220,264.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.992176%	3.926051%	7
06/17/22	0	0.00	0	0.00	2	30,262,353.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.992420%	3.926319%	8
05/17/22	0	0.00	0	0.00	2	30,302,095.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.992650%	3.926573%	9
04/18/22	0	0.00	0	0.00	2	30,343,882.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.992891%	3.926838%	10
03/17/22	0	0.00	0	0.00	2	30,383,312.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.993118%	3.958740%	11
02/17/22	0	0.00	0	0.00	2	30,429,216.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.993378%	3.958988%	12
01/18/22	0	0.00	0	0.00	2	30,468,320.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.993602%	3.959202%	13
12/17/21	0	0.00	1	18,007,275.97	1	12,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.993825%	3.959415%	14
11/18/21	1	18,048,305.03	0	0.00	1	12,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,115,961.05	3.994058%	3.959637%	15
10/18/21	0	0.00	1	18,086,955.01	1	12,500,000.00	0	0.00	1	0.00	0	0.00	0	0.00	1	5,126,554.48	3.994753%	3.960103%	16
09/17/21	0	0.00	1	18,127,689.68	2	20,680,530.74	0	0.00	1	8,180,530.74	0	0.00	0	0.00	0	0.00	4.003239%	3.966848%	17
08/17/21	1	18,166,036.63	0	0.00	2	20,724,254.96	0	0.00	1	8,224,254.96	0	0.00	0	0.00	0	0.00	4.003487%	3.967079%	18
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	310919320	04/01/21	14	5	205,022.08	3,573,292.65	0.00	110,000,000.00	08/27/20	13
16	416000095	09/01/21	9	6	107,616.26	1,076,560.96	9,300.00	18,127,689.68	09/02/20	13
28	440000232	12/01/20	18	6	34,299.41	774,476.54	299,324.89	12,500,000.00	11/06/20	2
Totals					346,937.75	5,424,330.15	308,624.89	140,627,689.68
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		110,000,000	0	110,000,000		0
0 - 6 Months		5,137,417	5,137,417	0		0
7 - 12 Months		727,779,220	710,058,956	17,720,264		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		259,800,000	247,300,000	12,500,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-22	1,102,716,637	962,496,373	0	0	140,220,264	0
Jun-22	1,104,291,575	964,029,221	0	0	140,262,354	0
May-22	1,105,784,716	965,482,621	0	0	140,302,095	0
Apr-22	1,107,349,047	967,005,164	0	0	140,343,883	0
Mar-22	1,108,831,267	968,447,954	0	0	140,383,313	0
Feb-22	1,110,538,865	970,109,649	0	0	140,429,216	0
Jan-22	1,112,009,693	971,541,372	0	0	140,468,321	0
Dec-21	1,113,475,267	972,967,991	0	18,007,276	122,500,000	0
Nov-21	1,115,013,012	974,464,707	18,048,305	0	122,500,000	0
Oct-21	1,124,599,871	984,012,916	0	18,086,955	122,500,000	0
Sep-21	1,134,324,712	985,516,492	0	18,127,690	122,500,000	8,180,531
Aug-21	1,135,828,568	986,938,276	18,166,037	0	122,500,000	8,224,255
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	310919320	110,000,000.00	110,000,000.00	113,000,000.00	03/10/22	9,925,223.00	1.40840	12/31/21	05/01/21	I/O
16	416000095	17,720,264.43	18,127,689.68	22,600,000.00	02/12/22	776,444.88	0.59930	12/31/21	06/01/23	226
28	440000232	12,500,000.00	12,500,000.00	12,500,000.00	03/21/22	(651,826.00)	(1.26050)	12/31/21	06/01/43	I/O
Totals		140,220,264.43	140,627,689.68	148,100,000.00		10,049,841.88

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	310919320	RT	MD	08/27/20	13
Lender continues to evaluate collateral and litigation timing.

16	416000095	RT	AL	09/02/20	13

Loan has recently transferred to SS due to the impacts of COVID-19 and are reviewing the Borrowers request for relief. Continue to discuss terms of relief with borrower. Borrower continues to work on stabilizing asset with the lease up of vacant space and SS is reviewing latest relief proposal. Lease approved to increase occ to 63% and latest request for relief is being reviewed. Borrower continues to actively work on lease-up and has 69% of the property leased and remains engaged with special servicer regarding relief. Discussion and leasing activity continue, resolution expected to be reached shortly.

28	440000232	RT	NY	11/06/20	2

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Lender has filed a complaint with the intent to foreclose and a motion for the appointment of a receiver has been filed and fully briefed, which is pending a decision from the court.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
22	416000094 12/16/16	14,089,775.33	22,600,000.00	15,338,417.24	568,292.52	15,338,417.24	14,770,124.72	125,268.43	0.00	0.00	125,268.43	0.83%
30	440000233 10/18/21	8,180,530.74	7,600,000.00	6,225,892.52	1,054,252.29	6,225,892.52	5,171,640.23	3,008,890.51	0.00	0.00	3,008,890.51	25.07%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		22,270,306.07	30,200,000.00	21,564,309.76	1,622,544.81	21,564,309.76	19,941,764.95	3,134,158.94	0.00	0.00	3,134,158.94

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
22	416000094	12/16/16	0.00	0.00	125,268.43	0.00	0.00	125,268.43	0.00	0.00	125,268.43
30	440000233	10/18/21	0.00	0.00	3,008,890.51	0.00	0.00	3,008,890.51	0.00	0.00	3,008,890.51
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,134,158.94	0.00	0.00	3,134,158.94	0.00	0.00	3,134,158.94

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	22,916.67	0.00	0.00	128,177.09	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,700.49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,604.17	0.00	0.00	7,543.30	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	29,221.33	0.00	0.00	135,720.39	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		164,941.72

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31